CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Shareholders' Equity of Yalla Group Limited [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2020	$ 233,534,660	$ 11,920	$ 2,473	$ 220,623,005		$ 373,989	$ 12,523,273	$ 233,534,660
Balance, Shares at Dec. 31, 2020		119,196,117	24,734,013
Net Income (loss)	82,594,360						82,600,678	82,600,678	$ (6,318)
Exercise of share options	1,085,380	$ 564		1,084,816				1,085,380
Exercise of share options, Shares		5,647,551
Repurchase of shares	(25,419,808)				$ (25,419,808)			(25,419,808)
Repurchase of shares, Shares					(1,903,205)
Share-based compensation	43,939,447			43,939,447				43,939,447
Unrealized holding gains on short-term investments, net of income taxes of US$541	1,622					1,622		1,622
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(1,622)					(1,622)		(1,622)
Foreign currency translation adjustments, net of nil income taxes	146,021					146,021		146,021
Balance at Dec. 31, 2021	335,880,060	$ 12,484	$ 2,473	265,647,268	$ (25,419,808)	520,010	95,123,951	335,886,378	(6,318)
Balance, Shares at Dec. 31, 2021		124,843,668	24,734,013		(1,903,205)
Net Income (loss)	79,037,845						79,756,797	79,756,797	(718,952)
Exercise of share options	2,069,029	$ 872		2,068,157				2,069,029
Exercise of share options, Shares		8,713,492
Repurchase of shares	(1,594,889)				$ (1,594,889)			(1,594,889)
Repurchase of shares, Shares					(398,936)
Share-based compensation	26,690,970			26,690,970				26,690,970
Foreign currency translation adjustments, net of nil income taxes	(2,218,541)					(2,221,121)		(2,221,121)	2,580
Balance at Dec. 31, 2022	439,864,474	$ 13,356	$ 2,473	294,406,395	$ (27,014,697)	(1,701,111)	174,880,748	440,587,164	(722,690)
Balance, Shares at Dec. 31, 2022		133,557,160	24,734,013		(2,302,141)
Net Income (loss)	113,058,436						117,342,777	117,342,777	(4,284,341)
Exercise of share options	$ 970,708	$ 422		970,286				970,708
Exercise of share options, Shares	4,224,810	4,224,810
Repurchase of shares	$ (8,512,608)				$ (8,512,608)			(8,512,608)
Repurchase of shares, Shares					(1,670,735)
Share-based compensation	17,929,842			17,929,842				17,929,842
Contributions from non-controlling interests	13,097								13,097
Foreign currency translation adjustments, net of nil income taxes	(656,974)					(640,629)		(640,629)	(16,345)
Balance at Dec. 31, 2023	$ 562,666,975	$ 13,778	$ 2,473	$ 313,306,523	$ (35,527,305)	$ (2,341,740)	$ 292,223,525	$ 567,677,254	$ (5,010,279)
Balance, Shares at Dec. 31, 2023		137,781,970	24,734,013		(3,972,876)